CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
OPERATING ACTIVITIES
Net income	$ 2,786	$ 4,473	$ 13,066	$ 9,366	$ 9,790
Depreciation and amortization	732	742	3,011	2,782	2,527
Gain on acquisitions and dispositions			(560)	(289)	(26)
Deferred income taxes	46	(1,726)	(1,573)	334	1,214
Equity in the (income) loss of investees	(76)	(43)	102	(320)	(926)
Cash distributions received from equity investees	170	170	775	788	799
Net change in film and television costs and advances	468	34	(523)	(1,075)	(101)
Equity-based compensation	92	94	393	364	393
Other	61	139	441	503	674
Changes in operating assets and liabilities:
Receivables	(1,078)	(1,378)	(720)	107	(393)
Inventories	32	65	(17)	(5)	186
Other assets	25	(29)	(927)	(52)	(443)
Accounts payable and other accrued liabilities	(1,289)	(1,160)	235	(368)	40
Income taxes	130	856	592	208	(598)
Cash provided by operations	2,099	2,237	14,295	12,343	13,136
INVESTING ACTIVITIES
Investments in parks, resorts and other property	(1,195)	(981)	(4,465)	(3,623)	(4,773)
Acquisitions			(1,581)	(417)	(850)
Other	(141)	(62)	710	(71)	(135)
Cash used in investing activities	(1,336)	(1,043)	(5,336)	(4,111)	(5,758)
FINANCING ACTIVITIES
Commercial paper borrowings/(payments), net			(1,768)	1,247	(920)
Borrowings	0	1,025	1,056	4,820	6,065
Reduction of borrowings	0	(1,330)	(1,871)	(2,364)	(2,205)
Dividends			(2,515)	(2,445)	(2,313)
Repurchases of common stock	0	(1,313)	(3,577)	(9,368)	(7,499)
Proceeds from exercise of stock options	37	50	210	276	259
Contributions from noncontrolling interests			399	17	0
Other	(146)	(156)	(777)	(1,142)	(607)
Cash used in financing activities	(411)	(584)	(8,843)	(8,959)	(7,220)
Impact of exchange rates on cash, cash equivalents and restricted cash			(25)	31	(123)
Change in Cash, Cash Equivalents and Restricted Cash	308	631	91	(696)	35
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	4,155	4,064	4,064	4,760	4,725
Cash, Cash Equivalents and Restricted Cash, End of Period	$ 4,463	$ 4,695	4,155	4,064	4,760
Supplemental disclosure of cash flow information:
Interest paid			631	466	395
Income taxes paid			$ 2,503	$ 3,801	$ 4,133